Fair Value Measurements (Tables)	10 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of financial Asset measured at fair value on recurring basis	The gross holding gains and fair value of
held-to-maturity
securities at December 31, 2020 are as follows:

Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
U.S. Treasury Securities (Mature on 3/11/2021)	1	$508,640,857	$7,922	$508,648,779

Summary of fair value measurement inputs and techniques
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	Initial Measurement (October 6, 2020 and October 16, 2020)
Risk-free interest rate	0.48%
Expected term (years)	1.5
Expected volatility	40.0%
Exercise price	$11.50
Fair value of Units	$9.94

Schedule of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of warrant liability:

	Private Placement	Level	Public	Level	Warrant Liability

Fair value as of February 19, 2020 (inception)	$—		$—		$—
Initial measurement on October 6, 2020	7,760,812	3	13,605,069	3	21,365,881
Initial measurement on October 16, 2020	382,019	3	809,218	3	1,191,237
Change in fair value of warrant liability	17,189,687	3	30,537,855	1	47,727,542

Fair value as of December 31, 2020	$25,332,518		$44,952,142		$70,284,660

Summary of liabilities measured at fair value on a recurring basis
The following table presents the Company’s fair value hierarchy for liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Level	Fair Value
Liabilities:
Warrant Liability – Public Warrants	1	$25,332,518

Warrant Liability – Private Placement Warrants	3	$44,952,142